Contingent liabilities and legal proceedings - USL’s dispute with IDBI Bank Limited (Details) ₨ in Millions, £ in Millions	Apr. 01, 2015 GBP (£)	Apr. 01, 2015 INR (₨)	Dec. 31, 2019 GBP (£)	Jun. 30, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Jun. 30, 2018 GBP (£)	Jul. 03, 2013 GBP (£)	Jul. 03, 2013 INR (₨)
Disclosure of contingent liabilities [line items]
Borrowings			£ 12,880	£ 11,277	£ 10,352	£ 9,091
IDBI Bank Limited | United Spirits Limited
Disclosure of contingent liabilities [line items]
Damages sought	£ 5	₨ 459
IDBI Bank Limited | IDBI term loan | United Spirits Limited
Disclosure of contingent liabilities [line items]
Borrowings							£ 72	₨ 6,280